UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748189
Central Index Key Number of sponsor: N/A

                Hildene TruPS Securitization 7, Ltd.
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

                              Jennifer Nam, 203-517-2500
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Hildene Opportunities Master Fund, Ltd., as depositor, is furnishing this Form ABS-15G in respect of an issuance of securities by Hildene TruPS Securitization 7, Ltd., as issuer, and Hildene TruPS Securitization 7, LLC, as co-issuer, in reliance on Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended. Attached hereto as Exhibit 99.1 is the Report of Independent Certified Public Accountants, dated May 22, 2026 with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 8, 2026

HILDENE OPPORTUNITIES MASTER FUND,
LTD. (Depositor)

By:	HILDENE CAPITAL MANAGEMENT,
LLC, its investment manager

By:	/s/ Jennifer Nam
Name: Jennifer Nam
Title: Chief Operating Officer

EXHIBIT INDEX
Exhibit Number

99.1     Report of Independent Certified Public Accountants, dated May 22, 2026